Unaudited Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
OPERATING ACTIVITIES
Net income	$ 91,008	$ 130,273
Non-cash items:
Unrealized loss (gain) on derivative instruments (note 10)	4,368	(21,426)
Depreciation and amortization	47,640	49,299
Unrealized foreign currency exchange (loss) gain (notes 7 and 10)	(66)	(5,993)
Equity income, net of dividends received of $2,600 (2013 - nil)	(50,690)	(65,849)
Amortization of deferred debt issuance costs and other	742	1,494
Change in operating assets and liabilities	9,452	5,748
Expenditures for dry docking	(7,931)	(17,796)
Net operating cash flow	94,523	75,750
FINANCING ACTIVITIES
Proceeds from issuance of long-term debt	209,215	219,748
Scheduled repayments of long-term debt	(48,320)	(42,999)
Prepayments of long-term debt	(130,000)	(10,000)
Scheduled repayments of capital lease obligations	(3,396)	(5,205)
Proceeds from units issued out of continuous offering program, net of offering costs		4,924
Advances to joint venture partners and equity accounted joint ventures (note 6b)		(16,785)
Increase in restricted cash	(1,197)	(952)
Cash distributions paid	(117,803)	(105,943)
Novation of derivative liabilities (note 9f)	2,985
Dividends paid to non-controlling interest (note 15b)	(7,295)	(144)
Net financing cash flow	(95,811)	42,644
INVESTING ACTIVITIES
Purchase of equity accounted investments (notes 5 and 15c)	(1)	(135,790)
Receipts from direct financing leases	5,114	3,233
Expenditures for vessels and equipment	(21,648)	(1,793)
Net investing cash flow	(16,535)	(134,350)
Decrease in cash and cash equivalents	(17,823)	(15,956)
Cash and cash equivalents, beginning of the period	139,481	113,577
Cash and cash equivalents, end of the period	$ 121,658	$ 97,621